Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail) - yr	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of actuarial assumptions [line items]
Discount rate	6.30%	5.91%
Expected return on plan assets	6.30%	5.91%
Expected rate of salary increase	6.89%	6.90%
Duration of defined benefit obligations	8	8
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	7.35%	6.90%
Average remaining tenure of investment portfolio	7 years	6 years
Guaranteed rate of return	8.55%	8.65%